PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Schedule of the movement in provisions

	Tax
	provisions	Provision for	Employee
	other than	decommissioning	bonuses	SEC
	for income	and	and other	provision	Other	Total
	tax	restoration	rewards	(Note 33)	provisions	provisions
At 1 January 2017	(457)	(1,191)	(8,552)	—	(225)	(10,425)
Arising during the year	(229)	(108)	(15,181)	—	(534)	(16,052)
Utilised	342	5	12,203	—	92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—	—	(62)
Unused amounts reversed	33	338	1,233	—	101	1,705
Other	1	10	99	—	(79)	31
At 31 December 2017	(310)	(1,049)	(10,157)	—	(645)	(12,161)

Current 2017	(310)	—	(8,897)	—	(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—	—	(2,309)
At 1 January 2018	(310)	(1,049)	(10,157)	—	(645)	(12,161)

Arising during the year	(374)	(1,912)	(14,259)	(55,752)	(941)	(73,238)
Utilised	336	18	13,873	—	393	14,620
Discount rate adjustment and imputed interest (change in estimates)	—	(223)	177	—	—	(46)
Unused amounts reversed	211	89	1,079	—	872	2,251
Arising due to acquisitions of subsidiaries	(113)	—	(984)	—	(1,165)	(2,262)
Other	(2)	(32)	(107)	(3,298)	(27)	(3,466)
At 31 December 2018	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Current portion	(252)	—	(10,096)	(59,050)	(1,513)	(70,911)
Non-current portion	—	(3,109)	(282)	—	—	(3,391)
At 1 January 2019	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Arising during the year	(410)	(2,341)	(16,896)	—	(208)	(19,855)
Utilised	19	19	16,055	55,607	527	72,227
Discount rate adjustment and imputed interest (change in estimates)	—	42	(12)	—	—	30
Unused amounts reversed	34	—	523	—	155	712
Arising due to acquisitions of subsidiaries	—	—	(9)	—	—	(9)
Disposal of VF Ukraine (Note 10)	50	760	672	—	126	1,608
Other	(4)	(159)	2	3,443	20	3,302
At 31 December 2019	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Current portion	(563)	(126)	(9,944)	—	(893)	(11,526)
Non-current portion	—	(4,662)	(99)	—	—	(4,761)